Note 3 - Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2019
Discontinued Operations [Member]
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	March 31	March 31
	2019	2018
Accounts Receivable	$-	$12,586
Inventories	-	96,996
Other Current Assets	98	288

Current Assets Held For Sale-Discontinued Operations	$98	$109,870

Other Assets	$1,143	$1,616
Property, Plant and Equipment (net)	-	18,482

Noncurrent Assets Held For Sale-Discontinued Operations	$1,143	$20,098

Accounts Payable and Accrued Expenses	$4,285	$26,226
Long-Term Debt and Capital Leases Current Portion	-	2,347
Current Liabilities Held For Sale-Discontinued Operations	$4,285	$28,573

Long-Term Debt and Capital Lease Obligations	$-	$7,964
Noncurrent Liabilities Held For Sale Discontinued Operations	$-	$7,964
	Twelve Months Ended
	March 31,	March 31,
	2019	2018

Net Sales	$111,693	$165,668

Costs and Expenses:

Cost of Product Sold	129,872	174,207
Selling, General and Administrative	1,135	3,329
Plant Restructuring Charge (a)	4,515	10,353
Interest Expense (b)	1,077	2,219
Total cost and expenses	136,599	190,108
Loss From Discontinued Operations Before Income Taxes	(24,906)	(24,440)
Gain on the Sale of Assets Before Income Taxes (c) (d) (e)	(80,632)	-
Income Tax Expense (Benefit)	13,496	(5,911)
Net Earnings (Loss) From Discontinued Operations, Net of Tax	$42,230	$(18,529)
Supplemental Information on Discontinued Operations:
Capital Expenditures	3,937	2,274
Depreciation	1,302	2,095